COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Sales [Abstract]
Amortization of vehicles	$ 184,070	$ 346,532	$ 388,859
Driver expenses	0	9,808	121,352
Fuel	157,542	112,091	396,343
Short term vehicle rentals	1,272,307	110,265	4,983,299
Salaries and wages	7,624,566	5,674,740	58,042
Cost of sales	$ 9,238,485	$ 6,253,436	$ 5,947,895